Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Summary of Intangible Assets (Excluding Goodwill) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 16,219,719	R$ 15,938,682
Concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		15,318,664	15,139,819
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[1]	8,425,014	8,129,822
Concession rights [member] | A L L Malha Norte [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[2]	R$ 6,893,650	7,009,997
Right of way and operating license [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		3.70%
Intangible assets other than goodwill		R$ 187,899	199,673
Trademarks [member] | Comma [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		54,207	36,969
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 519,915	418,642
Customer-related intangible assets [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 210,038	161,786
Customer-related intangible assets [member] | Moove cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		6.00%
Intangible assets other than goodwill		R$ 309,877	256,856
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 86,090	81,669
Other [member] | Mobil [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		52,944	61,910
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 139,034	R$ 143,579

[1]	Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets.
[2]	Refers to the railroad concession right agreement of Rumo.